Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	$ 3,276
Balance at end of year	4,117	$ 3,276
Loans	3,902	3,073
Undrawn credit facilities and other off-balance sheet exposures	215	203
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	293	280
Originations net of repayments and other derecognitions	(28)	(15)
Changes in model	21	(5)
Net remeasurement	219	81
Provision for (reversal of) credit losses	212	61
Write-offs	(33)	(47)
Recoveries	5	2
Interest income on impaired loans	(17)	(16)
Foreign exchange and other	(4)	13
Balance at end of year	456	293
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	939	803
Originations net of repayments and other derecognitions	(50)	(32)
Changes in model	(1)	20
Net remeasurement	543	346
Provision for (reversal of) credit losses	492	334
Write-offs	(428)	(274)
Recoveries	65	69
Interest income on impaired loans	(5)	(4)
Foreign exchange and other	1	11
Balance at end of year	1,064	939
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	868	653
Originations net of repayments and other derecognitions	(58)	38
Net remeasurement	414	460
Provision for (reversal of) credit losses	356	498
Write-offs	(572)	(397)
Recoveries	120	114
Balance at end of year	772	868
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,176	1,234
Originations net of repayments and other derecognitions	(31)	(5)
Changes in model	9	26
Net remeasurement	972	143
Provision for (reversal of) credit losses	950	164
Write-offs	(316)	(312)
Recoveries	23	33
Interest income on impaired loans	(47)	(15)
Foreign exchange and other	39	72
Balance at end of year	1,825	1,176
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	688
Balance at end of year	739	688
Loans	650	600
Undrawn credit facilities and other off-balance sheet exposures	89	88
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	57	59
Originations net of repayments and other derecognitions	13	17
Changes in model	4	(4)
Net remeasurement	(62)	(89)
Transfers to 12-month ECL	97	82
Transfers to lifetime ECL performing	(18)	(9)
Transfers to lifetime ECL credit-impaired		(1)
Provision for (reversal of) credit losses	34	(4)
Foreign exchange and other	(1)	2
Balance at end of year	90	57
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	137	150
Originations net of repayments and other derecognitions	43	37
Changes in model	(1)	1
Net remeasurement	(421)	(349)
Transfers to 12-month ECL	468	336
Transfers to lifetime ECL performing	(53)	(40)
Provision for (reversal of) credit losses	36	(15)
Foreign exchange and other	1	2
Balance at end of year	174	137
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	159	136
Originations net of repayments and other derecognitions	18	76
Net remeasurement	(493)	(437)
Transfers to 12-month ECL	553	436
Transfers to lifetime ECL performing	(56)	(52)
Provision for (reversal of) credit losses	22	23
Balance at end of year	181	159
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	335	277
Originations net of repayments and other derecognitions	21	41
Changes in model	(2)	30
Net remeasurement	(230)	(95)
Transfers to 12-month ECL	205	98
Transfers to lifetime ECL performing	(36)	(34)
Transfers to lifetime ECL credit-impaired		(1)
Provision for (reversal of) credit losses	(42)	39
Foreign exchange and other	1	19
Balance at end of year	294	335
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,924
Balance at end of year	2,306	1,924
Loans	2,180	1,809
Undrawn credit facilities and other off-balance sheet exposures	126	115
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	69	63
Originations net of repayments and other derecognitions	(9)	(7)
Changes in model	5	(1)
Net remeasurement	159	85
Transfers to 12-month ECL	(96)	(77)
Transfers to lifetime ECL performing	22	16
Transfers to lifetime ECL credit-impaired	(7)	(12)
Provision for (reversal of) credit losses	74	4
Foreign exchange and other	(1)	2
Balance at end of year	142	69
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	656	547
Originations net of repayments and other derecognitions	(62)	(55)
Changes in model		19
Net remeasurement	591	500
Transfers to 12-month ECL	(465)	(333)
Transfers to lifetime ECL performing	63	52
Transfers to lifetime ECL credit-impaired	(73)	(75)
Provision for (reversal of) credit losses	54	108
Foreign exchange and other	(1)	1
Balance at end of year	709	656
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	709	517
Originations net of repayments and other derecognitions	(76)	(38)
Net remeasurement	684	747
Transfers to 12-month ECL	(553)	(436)
Transfers to lifetime ECL performing	56	52
Transfers to lifetime ECL credit-impaired	(229)	(133)
Provision for (reversal of) credit losses	(118)	192
Balance at end of year	591	709
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	490	449
Originations net of repayments and other derecognitions	(19)	(12)
Changes in model	11	(4)
Net remeasurement	583	89
Transfers to 12-month ECL	(199)	(91)
Transfers to lifetime ECL performing	52	38
Transfers to lifetime ECL credit-impaired	(72)	(7)
Provision for (reversal of) credit losses	356	13
Foreign exchange and other	18	28
Balance at end of year	864	490
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	664
Balance at end of year	1,072	664
Loans	1,072	664
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	167	158
Originations net of repayments and other derecognitions	(32)	(25)
Changes in model	12
Net remeasurement	122	85
Transfers to 12-month ECL	(1)	(5)
Transfers to lifetime ECL performing	(4)	(7)
Transfers to lifetime ECL credit-impaired	7	13
Provision for (reversal of) credit losses	104	61
Write-offs	(33)	(47)
Recoveries	5	2
Interest income on impaired loans	(17)	(16)
Foreign exchange and other	(2)	9
Balance at end of year	224	167
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	146	106
Originations net of repayments and other derecognitions	(31)	(14)
Net remeasurement	373	195
Transfers to 12-month ECL	(3)	(3)
Transfers to lifetime ECL performing	(10)	(12)
Transfers to lifetime ECL credit-impaired	73	75
Provision for (reversal of) credit losses	402	241
Write-offs	(428)	(274)
Recoveries	65	69
Interest income on impaired loans	(5)	(4)
Foreign exchange and other	1	8
Balance at end of year	181	146
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	223	150
Transfers to lifetime ECL credit-impaired	229	133
Provision for (reversal of) credit losses	452	283
Write-offs	(572)	(397)
Recoveries	120	114
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	351	508
Originations net of repayments and other derecognitions	(33)	(34)
Net remeasurement	619	149
Transfers to 12-month ECL	(6)	(7)
Transfers to lifetime ECL performing	(16)	(4)
Transfers to lifetime ECL credit-impaired	72	8
Provision for (reversal of) credit losses	636	112
Write-offs	(316)	(312)
Recoveries	23	33
Interest income on impaired loans	(47)	(15)
Foreign exchange and other	20	25
Balance at end of year	$ 667	$ 351